                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21888
                                                     ---------

                   Oppenheimer Institutional Money Market Fund
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                       Date of reporting period: 2/29/2012
                                                 ---------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

                                                        Maturity       Final Legal       Principal
                                                          Date*      Maturity Date**       Amount         Value
                                                        --------     ---------------    ------------  ---------------
CERTIFICATES OF DEPOSIT -- 25.0%
YANKEE CERTIFICATES OF DEPOSIT -- 25.0%
Bank of Montreal, Chicago, 0.15%                          3/9/12           3/9/12       $ 70,000,000  $    70,000,000
Bank of Nova Scotia, Houston TX:
0.35%                                                     8/8/12           8/8/12         21,100,000       21,100,000
0.45%                                                    4/27/12          4/27/12         50,000,000       50,000,000
0.48%                                                    6/19/12          6/19/12        100,000,000      100,000,000
0.52%                                                    5/23/12          5/23/12         48,600,000       48,600,000
0.52%                                                    5/24/12          5/24/12         50,000,000       50,000,000
0.52%                                                    5/25/12          5/25/12         74,400,000       74,400,000
Bank of Tokyo-Mitsubishi UFJ NY, 0.17%                   3/15/12          3/15/12        136,000,000      136,000,000
Mitsubishi UFJ TR & BK NY:
0.18%(1)                                                  3/9/12           3/9/12         66,000,000       66,000,000
0.18%(1)                                                 3/14/12          3/14/12        131,000,000      131,000,000
National Australia Bank, New York, 0.29%                  4/2/12           4/2/12         57,000,000       57,000,000
Nordea Bank Finland plc, New York:
0.25%                                                     3/5/12           3/5/12         50,000,000       50,000,000
0.52%                                                    3/13/12          3/13/12         50,000,000       50,005,330
Rabobank Nederland NV, New York:
0.34%(2)                                                 3/26/12          4/24/12         27,000,000       27,000,000
0.40%(2)                                                 3/13/12          9/13/12         50,000,000       50,000,000
0.50%(2)                                                 5/16/12          5/16/12         93,500,000       93,500,000
Royal Bank of Canada, New York:
0.50%(2)                                                  3/1/12          9/10/12         40,000,000       40,000,000
0.54%(2)                                                  3/7/12           6/7/12         75,000,000       75,000,000
0.59%(2)                                                  4/9/12           7/9/12         30,000,000       30,001,981
0.61%(2)                                                 3/14/12         12/11/12         65,000,000       65,000,000
0.77%                                                   11/28/12         11/28/12         50,000,000       50,000,000
Skandinaviska Enskilda Bank, New York, 0.74%              5/4/12           5/4/12         10,000,000       10,000,000
Sumitomo Trust & Bank NY:
0.13%                                                     3/7/12           3/7/12        100,000,000      100,000,000
0.14%                                                     3/2/12           3/2/12        100,000,000      100,000,000
0.14%                                                     3/6/12           3/6/12        100,000,000      100,000,000
Swedbank AB, New York, 0.13%                              3/7/12           3/7/12         70,000,000       70,000,000
Toronto Dominion Bank, New York, 0.21%                   5/11/12          5/11/12         50,000,000       50,000,000
                                                                                                      ---------------
Total Certificates of Deposit (Cost $1,764,607,311)                                                     1,764,607,311

DIRECT BANK OBLIGATIONS -- 15.2%
Barclays US Funding LLC, 0.12%                            3/1/12           3/1/12         67,500,000      67,500,000
Commonwealth Bank of Australia, 0.19%(3)                 5/21/12          5/21/12        172,500,000     172,426,256
DnB Bank ASA:
0.15%(3)                                                  3/7/12           3/7/12         22,200,000      22,199,445
0.17%(3)                                                 3/14/12          3/14/12         41,125,000      41,122,475
ING (US) Funding LLC:
0.20%                                                    3/12/12          3/12/12         89,900,000      89,894,506
0.20%                                                    3/16/12          3/16/12         71,300,000      71,294,058
National Australia Funding (Delaware), Inc.,
0.21%(3)                                                  5/1/12           5/1/12         57,900,000      57,879,397
Nordea North America, Inc.:
0.15%                                                    3/16/12          3/16/12         25,600,000      25,598,400

                 1 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

                                                        Maturity       Final Legal       Principal
                                                          Date*      Maturity Date**       Amount          Value
                                                        --------     ---------------    ------------  ---------------
0.17%                                                    4/23/12          4/23/12       $100,000,000  $    99,974,972
Northern Trust Co., Grand Cayman, 0.05%                   3/1/12           3/1/12        242,000,000      242,000,000
Skandinaviska Enskilda BankenAB:
0.15%(3)                                                 3/19/12          3/19/12        107,500,000      107,491,938
0.32%(3)                                                 3/27/12          3/27/12         33,500,000       33,492,258
Swedbank AB, 0.17%                                        3/5/12           3/5/12         40,725,000       40,724,248
                                                                                                      ---------------
Total Direct Bank Obligations (Cost $1,071,597,953)                                                     1,071,597,953

SHORT-TERM NOTES -- 51.2%
BANKS -- 5.1%
HSBC USA, Inc.:
0.20%                                                     3/9/12           3/9/12         14,400,000       14,399,360
0.21%                                                     3/2/12           3/2/12         45,000,000       44,999,738
0.23%                                                    4/11/12          4/11/12        100,000,000       99,973,806
0.24%                                                    3/19/12          3/19/12         63,000,000       62,992,598
0.25%                                                    4/23/12          4/23/12         37,800,000       37,786,366
JPMorgan Chase and Co., 0.20%                            5/22/12          5/22/12        100,000,000       99,954,444
                                                                                                      ---------------
                                                                                                          360,106,312

DIVERSIFIED FINANCIAL SERVICES -- 4.5%
General Electric Capital Corp.:
0.32%                                                     8/3/12           8/3/12         50,000,000       49,931,111
0.34%                                                    6/19/12          6/19/12        128,850,000      128,716,139
0.34%                                                    8/22/12          8/22/12        100,000,000       99,835,667
General Electric Capital Services, 0.29%                 4/10/12          4/10/12         40,000,000       39,987,111
                                                                                                      ---------------
                                                                                                          318,470,028

LEASING & FACTORING -- 8.5%
American Honda Finance Corp.:
0.68%(2)                                                 3/29/12          6/29/12         70,500,000       70,500,000
0.74%(1,2)                                               5/20/12         11/20/12         60,000,000       60,000,000
0.81%(2)                                                 3/19/12         12/19/12         50,000,000       50,000,000
0.82%(2)                                                 4/17/12          1/17/13         16,000,000       16,000,000
0.82%(1,2)                                               3/26/12          9/26/12         63,500,000       63,500,000
Toyota Motor Credit Corp.:
0.59%                                                    11/8/12          11/8/12         54,000,000       53,776,980
0.75%(2)                                                 3/17/12         12/17/12         94,400,000       94,400,000
0.76%(2)                                                 4/18/12         10/18/12        104,500,000      104,500,000
0.78%(2)                                                 4/13/12          1/14/13         90,000,000       90,000,000
                                                                                                      ---------------
                                                                                                          602,676,980

MUNICIPAL -- 3.4%
AARP Nts., Series 2001, 0.20%(2)                          3/7/12           3/7/12         25,000,000       25,000,000
Baltimore, MD General Obligation Bonds, Series
2003C, 0.16%(2)                                           3/7/12           3/7/12         11,720,000       11,720,000
Capital Market Access Co. LC Bonds, Carteret
Investment Assn. LLC, Series 2008, 0.19%(2)               3/7/12           3/7/12          7,120,000        7,120,000

                 2 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

                                                        Maturity       Final Legal       Principal
                                                         Date*       Maturity Date**      Amount          Value
                                                        --------     ---------------    ------------  ---------------
Cobb Cnty., GA Hospital Authority Revenue
Anticipation Certificates, Equipment Pool
Project, Series 2004, 0.16%(2)                            3/7/12           3/7/12       $ 25,000,000  $    25,000,000
Goshen, IN Economic Development, Goshen College
Project, Series 2007, 0.16%(2)                            3/7/12           3/7/12         20,230,000       20,230,000
Johnson, TN Health & Education Facilities,
Mountain States Health, Series 2007B-1, 0.25%(2)          3/7/12           3/7/12          3,750,000        3,750,000
Johnson, TN Health & Education Facilities,
Mountain States Health, Series 2007B-2, 0.18%(2)          3/7/12           3/7/12         17,865,000       17,865,000
Lewisburg, TN Industrial Development Board,
Waste Management of Tennesse Project, Series
2003, 0.17%(2)                                            3/7/12           3/7/12         25,000,000       25,000,000
Macon-Bibb Cnty. Industrial Development
Authority Revenue Bonds, Bass Pro Outdoor
World, Series 2005, 0.34%(2)                              3/7/12           3/7/12         20,100,000       20,100,000
OH Higher Education Facilities Commission,
Xavier University 2008 Project, Series B, 0.16%(2)        3/7/12           3/7/12         20,480,000       20,480,000
Private Colleges & Universities Authority
Revenue Bonds, Mercer University Project,
Series 2006B, 0.19%(2)                                    3/7/12           3/7/12          5,775,000        5,775,000
SC Jobs-Economic Development Authority Bonds,
South Atlantic Canners, Inc., Series 2001, 0.30%(2)       3/7/12           3/7/12          5,000,000        5,000,000
SE Public Service Authority of VA Sr. Revenue
Bonds, Regional Solid Waste System Project,
Series 2007A, 0.20%(2)                                    3/7/12           3/7/12         12,825,000       12,825,000
St. Paul, MN Bonds, Rivercentre Arena Project,
Series 2009A, 0.19%(2)                                    3/7/12           3/7/12         17,200,000       17,200,000
Tift Cnty. Development Authority Industrial
Development Revenue Bonds, Heatcraft
Refrigeration Products, Series 2008B, 0.19%(2)            3/7/12           3/7/12          6,700,000        6,700,000
Trinitas Hospital Bonds, Series 2006, 0.19%(2)            3/7/12           3/7/12         13,805,000       13,805,000
                                                                                                      ---------------
                                                                                                          237,570,000

PERSONAL PRODUCTS -- 3.4%
Reckitt Benckiser Treasury Services plc:
0.50%(3)                                                  3/9/12           3/9/12         11,400,000       11,398,733
0.50%(3)                                                 3/16/12          3/16/12         50,000,000       49,989,583
0.53%(3)                                                 5/10/12          5/10/12         28,100,000       28,071,315
0.57%(3)                                                  6/8/12           6/8/12         38,000,000       37,940,435
0.60%(3)                                                 6/11/12          6/11/12         50,000,000       49,915,000
0.62%(3)                                                  6/6/12           6/6/12         26,000,000       25,956,566
0.65%(3)                                                 6/14/12          6/14/12         35,000,000       34,933,646
                                                                                                      ---------------
                                                                                                          238,205,278

RECEIVABLES FINANCE -- 13.2%
Alpine Securitization Corp.:
0.18%                                                     3/8/12           3/8/12         25,400,000       25,399,111

                3 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

                                                        Maturity       Final Legal       Principal
                                                          Date*      Maturity Date**       Amount          Value
                                                        --------     ---------------    ------------  ---------------
0.18%                                                    3/13/12          3/13/12       $ 60,000,000  $    59,996,400
0.19%                                                    3/26/12          3/26/12         84,200,000       84,188,890
0.21%                                                     3/5/12           3/5/12        110,000,000      109,997,433
Chariot Funding LLC, 0.13%(3)                            3/21/12          3/21/12         25,000,000       24,998,194
Fairway Finance Corp., 0.13%(3)                           3/5/12           3/5/12         35,984,000       35,983,480
Gemini Securitization Corp., 0.14%(3)                     3/1/12           3/1/12         54,976,000       54,976,000
Market Street Funding LLC:
0.21%(3)                                                 5/16/12          5/16/12         23,000,000       22,989,803
0.23%(3)                                                  5/3/12           5/3/12         28,500,000       28,488,529
0.23%(3)                                                  5/4/12           5/4/12         50,000,000       49,979,556
Mont Blanc Capital Corp.:
0.25%(3)                                                 3/21/12          3/21/12         36,800,000       36,794,889
0.25%(3)                                                 3/23/12          3/23/12         50,000,000       49,992,361
0.27%(3)                                                 3/20/12          3/20/12        116,600,000      116,583,385
Old Line Funding Corp., 0.24%(3)                         6/20/12          6/20/12         61,039,000       60,993,831
Sheffield Receivables Corp.:
0.17%(3)                                                 3/26/12          3/26/12         25,843,000       25,839,949
0.18%(3)                                                 3/29/12          3/29/12         50,000,000       49,993,000
Thunder Bay Funding LLC:
0.20%(3)                                                 5/16/12          5/16/12         70,044,000       70,014,426
0.21%(3)                                                 4/23/12          4/23/12         25,031,000       25,023,261
                                                                                                      ---------------
                                                                                                           932,232,498

SPECIAL PURPOSE FINANCIAL -- 13.1%
Concord Minutemen Cap. Corp. LLC:
0.46%                                                     4/4/12           4/4/12      18,000,000          17,992,180
0.46%                                                    4/11/12          4/11/12      33,000,000          32,982,712
0.46%                                                    4/12/12          4/12/12      14,000,000          13,992,487
0.50%                                                     3/1/12           3/1/12      70,500,000          70,500,000
0.50%                                                     3/2/12           3/2/12     125,000,000         124,998,264
0.50%                                                     3/8/12           3/8/12      15,000,000          14,998,542
0.50%                                                    3/12/12          3/12/12      21,300,000          21,296,746
0.50%                                                    3/13/12          3/13/12      18,500,000          18,496,917
0.50%                                                    3/27/12          3/27/12      23,000,000          22,991,694
Crown Point Capital Co., 0.18%                            3/1/12           3/1/12     165,000,000         165,000,000
FCAR Owner Trust I:
0.27%                                                    5/15/12          5/15/12     120,000,000         119,932,500
0.30%                                                     4/5/12           4/5/12      32,700,000          32,690,463

FCAR Owner Trust II:
0.18%                                                     3/2/12           3/2/12      54,500,000          54,499,728
0.19%                                                    3/15/12          3/15/12      13,500,000          13,499,003
Lexington Parker Capital Co. LLC:
0.46%(3)                                                  4/3/12           4/3/12       6,000,000           5,997,470
0.50%(3)                                                  3/6/12           3/6/12      91,700,000          91,693,632
0.50%(3)                                                 3/22/12          3/22/12      23,000,000          22,993,292
0.50%(3)                                                 3/23/12          3/23/12      40,000,000          39,987,778

                 4 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

                                                        Maturity       Final Legal        Principal
                                                          Date*      Maturity Date**       Amount          Value
                                                        --------     ---------------    ------------  ---------------
0.50%(3)                                                 3/27/12          3/27/12       $ 39,000,000  $    38,985,917
                                                                                                      ---------------
                                                                                                          923,529,325
                                                                                                      ---------------
Total Short-Term Notes (Cost $3,612,790,421)                                                            3,612,790,421
U.S. GOVERNMENT OBLIGATIONS -- 4.3%
U.S. Treasury Nts.:
0.75%                                                    5/31/12          5/31/12         50,000,000       50,057,336
1.00%                                                    4/30/12          4/30/12         75,000,000       75,085,043
1.38%                                                    5/15/12          5/15/12        100,000,000      100,224,053
4.50%                                                    3/31/12          3/31/12         78,000,000       78,266,444
                                                                                                      ---------------
Total U.S. Government Obligations (Cost $303,632,876)                                                     303,632,876

                                                                                           Shares
                                                                                        ------------
INVESTMENT COMPANY -- 4.2%
Prime Money Market Fund RBC Institutional,
Cl. 1, 0.08% 4 (Cost 300,980,918)                         3/1/12          3/1/12         300,980,918       300,980,918

Total Investments, at Value (Cost $7,053,609,479)                                               99.9%    7,053,609,479
                                                                                        ------------   ---------------
Other Assets Net of Liabilities                                                                  0.1         3,717,720
                                                                                        ------------   ---------------
Net Assets                                                                                     100.0%  $ 7,057,327,199
                                                                                        ============   ===============

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* The Maturity Date represents the date used to calculate the Fund's weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund's weighted average life as determined under Rule 2a-7.

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $320,500,000 or 4.54% of the Fund's net assets as of February 29, 2012.

2. Represents the current interest rate for a variable or increasing rate security.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,525,125,800 or 21.61% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

4.    Rate shown is the 7-day yield as of February 29, 2012.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of February 29, 2012 based on valuation input level:

                 5 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

                                                                                 LEVEL 3 --
                                           LEVEL 1 --        LEVEL 2 --         SIGNIFICANT
                                          UNADJUSTED     OTHER SIGNIFICANT      UNOBSERVABLE
                                         QUOTED PRICES   OBSERVABLE INPUTS        INPUTS              VALUE
                                         -------------   -----------------      ------------     ----------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit                  $          --   $   1,764,607,311      $         --     $  1,764,607,311
Direct Bank Obligations                             --       1,071,597,953                --        1,071,597,953
Short-Term Notes                                    --       3,612,790,421                --        3,612,790,421
U.S. Government Obligations                         --         303,632,876                --          303,632,876
Investment Company                         300,980,918                  --                --          300,980,918
                                         -------------   -----------------      ------------     ----------------
Total Assets                             $ 300,980,918   $   6,752,628,561      $         --     $   7,053,609,479
                                         -------------   -----------------      ------------     ----------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

                 6 | Oppenheimer Institutional Money Market Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/29/2012, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund

By:  /s/ William F. Glavin, Jr.
     ----------------------------
     William F. Glavin, Jr.
     Principal Executive Officer

Date: 4/10/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ William F. Glavin, Jr.
     ----------------------------
     William F. Glavin, Jr.
     Principal Executive Officer

Date: 4/10/2012

By:   /s/ Brian W. Wixted
      --------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 4/10/2012